Goodwill, Net	12 Months Ended
Dec. 31, 2023
Goodwill, Net [Abstract]
Goodwill, net
10.	Goodwill, net

Amount
RMB
Balance as of January 1, 2022	—
Additions	454
Balance as of December 31, 2022	454
Impairment loss	(454)
Balance as of December 31, 2023	—

In March 2022, the Group acquired a 78% equity interest in Tuqiang. The excess of total consideration over net assets was recorded as goodwill which amounted to RMB454 at the acquisition date (See note 22). Tuqiang business was ceased during the year ended December 31, 2023 (see note 22) and the related goodwill was fully impaired.